Selling Expense - Schedule of Selling Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Selling Expense [Abstract]
Salaries and employment benefits	¥ 97,000		¥ 61,843	¥ 53,577
Advertising and marketing expenses	47,927		21,606	36,215
Share-based compensation expenses	6,514		110	196
Rental and utilities expenses	5,323		5,263	9,404
Office expenses	3,658		2,132	2,704
Travelling expenses	1,927		1,655	1,474
Business development	471		466	247
Depreciation and amortizations	289		383	405
Others	1,556		1,155	758
Total	¥ 164,665	$ 23,653	¥ 94,613	¥ 104,980